Investment in Equity-Accounted Investees	12 Months Ended
Mar. 31, 2019
Equity Method Investments [Abstract]
Investment in Equity-Accounted Investees
9)	INVESTMENT IN EQUITY-ACCOUNTED INVESTEES

The Group has interests in a number of individually immaterial associates. The following table analyses, in aggregate the carrying amount of interests and share of loss in these associates.

	As at March 31
Particulars	2018	2019
Carrying amount of interests in associates	16,316	5,244

	For the year ended March 31
Particulars	2017	2018	2019
Company's share of loss in associates	(1,702)	(1,998)	(887)

a) HolidayIQ Pte. Ltd. (HolidayIQ)

In July 2015, the Company acquired approximately 30% stake in HolidayIQ which owns and operates holiday information portal www.HolidayIQ.com, a popular Indian travel community and holidays-planning recommendation engine for cash consideration of USD 15,200. Due to continuing losses being incurred in the operations of HolidayIQ along with absence of liquidity to support future operations, during the year ended March 31, 2019, the Company recognised an impairment loss of USD 9,926, representing the carrying amount of its investment as at March 31, 2019 in HolidayIQ.

b) Simplotel Technologies Private Limited (Simplotel)

In September 2018, 1,181 preference shares held in Simplotel were converted into 2,105 equity shares.